Annual Operating Expenses - FidelitySeriesCommodityStrategyFund-PRO - FidelitySeriesCommodityStrategyFund-PRO - Fidelity Series Commodity Strategy Fund - Fidelity Series Commodity Strategy Fund	Sep. 29, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none